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                                                        HARTFORD LIFE


October 22, 2001



Securities and Exchange Commission
ATTENTION: FILING ROOM
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Hartford Life and Annuity Insurance Company
     Separate Account VL I ("Registrant")
     Stag Variable Life
     File No. 33-61267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

   1. The form of Prospectus that would have been filed under paragraph (b) under this section did not differ from that contained in the Registrant's most recent registration statement; and

   2. The text of the Registrant's most recent registration statement has been filed electronically with the Securities and Exchange Commission on October 17, 2001.

If you have any questions concerning this filing, please call me at (860) 843-6736.

Sincerely,

/s/ Michael Stobart

Michael Stobart
Assistant Counsel